Summary Prospectus February 1, 2011

Loomis Sayles Mid Cap Growth Fund

Ticker Symbol: Class A (LAGRX) and Class C (LSACX)

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at ga.natixis.com/funddocuments. You can also get this information at no cost by calling 800-225-5478 or by sending an e-mail request to NatixisFunds@ga.natixis.com. The Fund’s Prospectus and Statement of Additional Information, each dated February 1, 2011 are incorporated by reference into this Summary Prospectus.

Investment Goal

The Fund’s investment objective is long-term capital growth from investments in common stocks or similar securities.

Fund Fees & Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section “How Sales Charges Are Calculated” on page 40 of the Prospectus and on page 106 in the section “Reduced Sales Charges” of the Statement of Additional Information (“SAI”).

Shareholder Fees

(fees paid directly from your investment)

	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	1.00%
Redemption fees	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C
Management fees	0.75%	0.75%
Distribution and/or service (12b-1) fees	0.25%	1.00%
Other expenses	0.46%	0.49%
Total annual fund operating expenses	1.46%	2.24%
Fee waiver and/or expense reimbursement[1]	0.21%	0.24%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.25%	2.00%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C
		If shares are redeemed	If shares are not redeemed
1 year	$695	$303	$203
3 years	$991	$677	$677
5 years	$1,308	$1,178	$1,178
10 years	$2,204	$2,556	$2,556

1	Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.25% and 2.00% of the Fund’s average daily net assets for Class A and C shares, respectively, exclusive of brokerage expenses, interest expense, taxes, Acquired Fund Fees and Expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through January 31, 2012 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.25% and 2.00% of the Fund’s average daily net assets for Class A and C shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 191% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

The Fund normally will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in common stocks or other equity securities, including preferred stocks, warrants, securities convertible into common or preferred stocks and other equity-like interests in companies whose market capitalization falls within the Russell Midcap Growth Index. While the market capitalization range for this index fluctuates, at December 31, 2010, it was $717 million to $21.76 billion. The Fund may invest the rest of its assets in companies of any size.

In deciding which securities to buy and sell, the Adviser seeks to identify companies that it believes have distinctive products, technologies or services, dynamic earnings growth, prospects for high levels of profitability and/or solid management. The Adviser typically does not consider current income when making buy/sell decisions.

The Fund may also invest any portion of its assets in securities of Canadian issuers, up to 20% of its assets in other foreign securities, invest in securities offered in the secondary markets or in initial public offerings, real estate investment trusts (“REITs”) and Rule 144A securities. The Fund may also engage in active and frequent trading of securities, engage in foreign currency transactions and options for hedging and investment purposes and futures transactions.

Principal Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Derivatives Risk: Derivatives are subject to changes in the value of the underlying asset or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund’s exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The Fund’s use of derivatives such as forward currency contracts and options and futures transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for forward currency contracts and other over-the-counter traded derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. Moreover, there can be no assurance that the Fund’s derivative counterparties will not experience financial difficulties, possibly resulting in losses to the Fund.

Emerging Markets Risk: Investing in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Securities issued in IPOs tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history. Rule 144A securities may be less liquid than other equity securities. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the Adviser’s assessment of the prospects for a company’s growth is wrong, or if the Adviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the Adviser has placed on it. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds and preferred stock generally take precedence over the claims of those who own common stock.

Foreign Securities Risk: The Fund’s investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks also are associated with foreign securities.

Issuer Risk: The value of the Fund’s investments may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Leverage Risk: Use of derivative instruments may involve leverage. Leverage is the risk associated with securities or practices that multiply small index, market or asset price movements into larger changes in value. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or at the time desired. A lack of liquidity also may cause the value of investments to decline. Illiquid investments also may be difficult to value.

Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions.

REITs Risk: Investments in the real estate industry, including REITs, are particularly sensitive to economic downturns and are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents and the management skill and creditworthiness of the issuer. Companies in the real estate industry also may be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. Many REITs are heavily leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Small Capitalization Risk: The general risks associated with corporate income-producing securities are particularly pronounced for securities issued by companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. As a result, they may be subject to greater levels of credit, market and issuer risk. Securities of smaller companies may trade less frequently and in lesser volume than more widely-held securities and their values may fluctuate more sharply than other securities. Further, securities of smaller companies may perform differently in different cycles than securities of larger companies. Companies with medium-sized market capitalizations may have risks similar to those of smaller companies.

Risk/Return Bar Chart and Table

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for the one-year, five-year and ten-year periods compare to those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ga.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund’s shares. A sales charge will reduce your return.

Total Returns for Class A Shares

Average Annual Total Returns

(for the periods ended December 31, 2010)

	Past 1 Year	Past 5 Years	Past 10 Years
Loomis Sayles Mid Cap Growth Fund
Class A – Return Before Taxes	26.81%	5.32%	-2.29%
Return After Taxes on Distributions	26.81%	5.32%	-2.31%
Return After Taxes on Distributions & Sales of Fund Shares	17.43%	4.59%	-1.93%
Class C – Returns Before Taxes	32.63%	5.75%	-2.47%
Russell Midcap Growth Index	26.38%	4.88%	3.12%

The returns shown in the chart and table for Class A shares prior to February 1, 2009 are those of Retail Class shares, which were redesignated as Class A shares, restated to reflect the sales loads of Class A shares. Prior to the inception of Class C shares (February 2, 2009), performance is that of Retail Class shares, which were redesignated as Class A shares, restated to reflect the higher net expenses and sales loads of Class C shares. The Fund (formerly, Loomis Sayles Aggressive Growth Fund) changed its name and revised its investment strategies on February 1, 2007. The Fund’s performance may have been different had the current investment strategies been in place for all of the periods shown.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

Management

Investment Adviser

Loomis, Sayles & Company, L.P.

Portfolio Managers

Philip C. Fine, CFA, Vice President of the Adviser, has served as portfolio manager of the Fund since 1999.

Purchase and Sale of Fund Shares

The following chart shows the investment minimums for various types of accounts:

Type of Account	Minimum Initial Purchase	Minimum Subsequent Purchase
Any account other than those listed below	$2,500	$100
For shareholders participating in Natixis Funds’ Investment Builder Program	$1,000	$50
For Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA and Keogh plans using the Natixis Funds’ prototype document (direct accounts, not held through intermediary)	$1,000	$100
Coverdell Education Savings Accounts	$500	$100

The Fund’s shares are available for purchase (and are redeemable on any business day) through your investment dealer, directly from the Fund by writing to the Fund at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, by internet at ga.natixis.com, through the Automated Clearing House system, or, in the case of redemptions, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan.

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gain, except for distributions to retirement plans and other investors that qualify for tax-exempt treatment under U.S. federal income tax law generally.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Intentionally Left Blank

UMC77-0211

Summary Prospectus February 1, 2011

Loomis Sayles Mid Cap Growth Fund

Ticker Symbol: Class Y (LSAIX)

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at ga.natixis.com/funddocuments. You can also get this information at no cost by calling 800-225-5478 or by sending an e-mail request to NatixisFunds@ga.natixis.com. The Fund’s Prospectus and Statement of Additional Information, each dated February 1, 2011 are incorporated by reference into this Summary Prospectus.

Investment Goal

The Fund’s investment objective is long-term capital growth from investments in common stocks or similar securities.

Fund Fees & Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Redemption fees	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class Y
Management fees	0.75%
Other expenses	0.47%
Total annual fund operating expenses	1.22%
Fee waiver and/or expense reimbursement[1]	0.22%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.00%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class Y
1 year	$102
3 years	$365
5 years	$649
10 years	$1,458

1	Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.00% of the Fund’s average daily net assets for Class Y shares, exclusive of brokerage expenses, interest expense, taxes, Acquired Fund Fees and Expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through January 31, 2012 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.00% of the Fund’s average daily net assets for Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

1

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 191% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

The Fund normally will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in common stocks or other equity securities, including preferred stocks, warrants, securities convertible into common or preferred stocks and other equity-like interests in companies whose market capitalization falls within the Russell Midcap Growth Index. While the market capitalization range for this index fluctuates, at December 31, 2010, it was $717 million to $21.76 billion. The Fund may invest the rest of its assets in companies of any size.

In deciding which securities to buy and sell, the Adviser seeks to identify companies that it believes have distinctive products, technologies or services, dynamic earnings growth, prospects for high levels of profitability and/or solid management. The Adviser typically does not consider current income when making buy/sell decisions.

The Fund may also invest any portion of its assets in securities of Canadian issuers, up to 20% of its assets in other foreign securities, invest in securities offered in the secondary markets or in initial public offerings, real estate investment trusts (“REITs”) and Rule 144A securities. The Fund may also engage in active and frequent trading of securities, engage in foreign currency transactions and options for hedging and investment purposes and futures transactions.

Principal Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Derivatives Risk: Derivatives are subject to changes in the value of the underlying asset or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund’s exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The Fund’s use of derivatives such as forward currency contracts and options and futures transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for forward currency contracts and other over-the-counter traded derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. Moreover, there can be no assurance that the Fund’s derivative counterparties will not experience financial difficulties, possibly resulting in losses to the Fund.

Emerging Markets Risk: Investing in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Securities issued in IPOs tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history. Rule 144A securities may be less liquid than other equity securities. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the Adviser’s assessment of the prospects for a company’s growth is wrong, or if the Adviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the Adviser has placed on it. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds and preferred stock generally take precedence over the claims of those who own common stock.

Foreign Securities Risk: The Fund’s investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks also are associated with foreign securities.

Issuer Risk: The value of the Fund’s investments may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

2

Leverage Risk: Use of derivative instruments may involve leverage. Leverage is the risk associated with securities or practices that multiply small index, market or asset price movements into larger changes in value. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or at the time desired. A lack of liquidity also may cause the value of investments to decline. Illiquid investments also may be difficult to value.

Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions.

REITs Risk: Investments in the real estate industry, including REITs, are particularly sensitive to economic downturns and are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents and the management skill and creditworthiness of the issuer. Companies in the real estate industry also may be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. Many REITs are heavily leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Small Capitalization Risk: The general risks associated with corporate income-producing securities are particularly pronounced for securities issued by companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. As a result, they may be subject to greater levels of credit, market and issuer risk. Securities of smaller companies may trade less frequently and in lesser volume than more widely-held securities and their values may fluctuate more sharply than other securities. Further, securities of smaller companies may perform differently in different cycles than securities of larger companies. Companies with medium-sized market capitalizations may have risks similar to those of smaller companies.

Risk/Return Bar Chart and Table

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for the one-year, five-year and ten-year periods compare to those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ga.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

Average Annual Total Returns

(for the periods ended December 31, 2010)

	Past 1 Year	Past 5 Years	Past 10 Years
Loomis Sayles Mid Cap Growth Fund
Class Y – Return Before Taxes	34.90%	6.85%	-1.45%
Return After Taxes on Distributions	34.90%	6.85%	-1.48%
Return After Taxes on Distributions & Sales of Fund Shares	22.69%	5.93%	-1.24%
Russell Midcap Growth Index	26.38%	4.88%	3.12%

The Fund (formerly, Loomis Sayles Aggressive Growth Fund) changed its name and revised its investment strategies on February 1, 2007. The Fund’s performance may have been different had the current investment strategies been in place for all of the periods shown.

3

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

Management

Investment Adviser

Loomis, Sayles & Company, L.P.

Portfolio Managers

Philip C. Fine, CFA, Vice President of the Adviser, has served as portfolio manager of the Fund since 1999.

Purchase and Sale of Fund Shares

Class Y shares of the Fund may be purchased by the following entities at the following investment minimums.

A minimum initial investment of $100,000 and the minimum subsequent investment of $100 for:

•	Other mutual funds, endowments, foundations, bank trust departments or trust companies.

There is no initial or subsequent investment minimum for:

•

Wrap Fee Programs of certain broker-dealers, the Adviser or the Distributor. Such wrap fee programs may be subject to additional or different conditions, including a wrap account fee. Each broker-dealer is responsible for transmitting to its customer a schedule of fees and other information regarding any such conditions.

•	Retirement Plans such as 401(a), 401(k) or 457 plans.

•	Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund as set forth above.

•	Registered Investment Advisers investing on behalf of clients in exchange for an advisory, management or consulting fee.

•	Insurance Company Accounts of New England Financial, Metropolitan Life Insurance Company (“MetLife”) or their affiliates.

•	Deferred Compensation Plan Accounts of New England Life Insurance Company (“NELICO”), MetLife or their affiliates (“Deferred Compensation Accounts”).

•	Separate Accounts of New England Financial, MetLife or their affiliates.

Due to operational limitations at your financial intermediary, certain wrap fee programs, retirement plans, individual retirement accounts and accounts of registered investment advisers may be subject to the investment minimums described above. Please consult your financial representative for more information.

At the discretion of Loomis Sayles, employees and clients of Loomis Sayles may purchase Class Y shares of the Fund below the stated minimums. At the discretion of Natixis Asset Management Advisors, L.P. (“Natixis Advisors”), clients of Natixis Advisors and its affiliates may purchase Class Y shares of the Fund below the stated minimums.

The Fund’s shares are available for purchase (and are redeemable on any business day) through your investment dealer, directly from the Fund by writing to the Fund at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, through the Automated Clearing House system, or, in the case of redemptions, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan.

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gain, except for distributions to retirement plans and other investors that qualify for tax-exempt treatment under U.S. federal income tax law generally.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

YUMC77-0211

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